Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent events
Subsequent events

21.Subsequent events

On January 22, 2015, the first installment payment of RMB135,000 was made for a long-term investment in Travelling Bestone, a package tour operator in the PRC.

On February 12, 2015, the Company’s shareholders approved an amendment of the 2007 Plan at the annual general meeting. Pursuant to the amendment, the maximum number of shares that may be issued under the 2007 Plan shall increase on January 1 of each of 2015, 2016 and 2017 by 2.65% of the then outstanding shares, and on January 1, 2018 for remainder of the term of the 2007 Plan by 1.5% of the then outstanding shares.

On March 12, 2015, Qunar drew down RMB507 million pursuant to the revolving credit facility agreement with Baidu (note 11c).

In March 2015, the Company signed a purchase agreement to acquire a 55% equity interest in a company engaged in the attraction ticketing business in the PRC, and paid a portion of the purchase consideration amounting to RMB 20,000 in April 2015.